Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands, oz in Millions			12 Months Ended
	Jan. 14, 2026 USD ($) shares oz $ / shares	Jun. 20, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 19, 2026 USD ($)	Feb. 24, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Revenue recognized			$ 15,610	$ 10,103	$ 3,048
Secured Revolving Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Bank loan interest rate margin							1.00%
Secured revolving credit line							$ 30,000
Additional bank loan available							$ 45,000
Secured Revolving Credit Facility [Member] | SOFR Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rate							3.00%
After Reporting Events [Member] | Secured Revolving Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Bank loan interest rate margin						25.00%
Secured revolving credit line						$ 125,000
Additional bank loan available						25,000
Borrowings principal						$ 150,000
After Reporting Events [Member] | Bottom of range [member] | Secured Revolving Credit Facility [Member] | SOFR Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rate						2.25%
After Reporting Events [Member] | Top of range [member] | Secured Revolving Credit Facility [Member] | SOFR Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rate						3.25%
After Reporting Events [Member] | Additional Borborema Royalty [Member]
IfrsStatementLineItems [Line Items]
Acquisition of Additional Borborema Royalty, description	On January 14, 2026, the Company entered into an agreement to acquire a NSR (the "Additional Royalty") on the Borborema Mine from Dundee Corporation ("Dundee") for total consideration of $45,000, consisting of $30,000 in cash and the issuance of 3,571,429 new GRC Shares based on a 20-day VWAP of $4.20. The Additional Royalty rate is 1.5% of net smelter returns on the first 1.5 million ounces ("Moz") of payable gold production and 1.0% until 2.0 Moz of payable gold is produced, and thereafter, nil.
Total consideration	$ 45,000
Consideration in cash	$ 30,000
20-day VWAP | $ / shares	$ 4.2
Net smelter return royalty percentage	1.50%
Additional royalty rate, number of ounces of payable gold production | oz	1.5
Additional royalty acquired under the transaction in cash	$ 22,500
Number of shares issued in connection with acquisiton | shares	3,571,429
Additional royalty rate until 2.0 Moz of payable gold is produced	1.00%
Settlement Of Jerritt Canyon Dispute [Member]
IfrsStatementLineItems [Line Items]
Settlement agreement with operator		$ 1,200
Royalty interest termination date		Feb. 02, 2026
Royalties payable for prior periods		$ 58
Revenue recognized			326
Additional net settlement amount			1,142
Recognized as reduction to general and administrative costs			362
Other income			$ 454